SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) - Share options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	13,777,413	16,832,154	20,916,462
Number of Share Options, Granted	0	0	0
Number of Share Options, Exercised	(853,905)	(2,967,372)	(2,966,955)
Number of Share Options, Forfeited		(82,380)	(1,110,843)
Number of Share Options, Expired	(6,087)	(4,989)	(6,510)
Number of Share Options, Ending Balance	12,917,421	13,777,413	16,832,154
Weighted-Average Exercise Price per Share, Beginning Balance	$ 1.63	$ 1.61	$ 1.55
Number of Share Options, Exercisable	12,917,421
Weighted-Average Exercise Price per Share, Exercised	$ 2.06	1.50	1.22
Weighted-Average Exercise Price per Share, Forfeited		2.07	1.63
Weighted-Average Exercise Price per Share, Expired	1.01	1.01	1.01
Weighted-Average Exercise Price per Share, Ending Balance	1.60	$ 1.63	$ 1.61
Weighted-Average Exercise Price per Share, Exercisable	$ 1.60
Weighted-Average Remaining Contractual Term, Outstanding	4 years 7 months 6 days
Weighted-Average Remaining Contractual Term, Exercisable	4 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding	$ 88,730
Aggregate Intrinsic Value, Exercisable	$ 88,730
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	3,070,335	1,901,136	0
Number of Share Options, Granted	1,320,693	1,388,793	1,934,574
Number of Share Options, Exercised	(74,394)	(96,930)
Number of Share Options, Forfeited	(155,865)	(120,834)	(33,438)
Number of Share Options, Expired	0	(1,830)
Number of Share Options, Ending Balance	4,160,769	3,070,335	1,901,136
Weighted-Average Exercise Price per Share, Beginning Balance	$ 6.33	$ 4.70	$ 0.00
Number of Share Options, Exercisable	1,494,933
Weighted-Average Exercise Price per Share, Granted	$ 12.89	8.42	4.70
Weighted-Average Exercise Price per Share, Exercised	5.34	4.70
Weighted-Average Exercise Price per Share, Forfeited	9.84	6.00	4.70
Weighted-Average Exercise Price per Share, Expired		4.70
Weighted-Average Exercise Price per Share, Ending Balance	8.30	$ 6.33	$ 4.70
Weighted-Average Exercise Price per Share, Exercisable	$ 5.78
Weighted-Average Remaining Contractual Term, Outstanding	8 years 2 months 5 days
Weighted-Average Remaining Contractual Term, Exercisable	7 years 6 months 26 days
Aggregate Intrinsic Value, Outstanding	$ 6,249
Aggregate Intrinsic Value, Exercisable	$ 4,023
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	116,144,153	0
Number of Share Options, Granted	9,543,186	120,826,336
Number of Share Options, Forfeited	(1,560,727)	(4,682,183)
Number of Share Options, Ending Balance	124,126,612	116,144,153	0
Weighted-Average Exercise Price per Share, Beginning Balance	$ 0.19	$ 0.00
Weighted-Average Exercise Price per Share, Granted	0.24	0.19
Weighted-Average Exercise Price per Share, Forfeited	0.19	0.19
Weighted-Average Exercise Price per Share, Ending Balance	$ 0.19	$ 0.19	$ 0.00
Weighted-Average Remaining Contractual Term, Outstanding	8 years 6 months 22 days
Aggregate Intrinsic Value, Outstanding	$ 14,149